Financial Instruments	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 5 - Financial Instruments
Genmab’s portfolio is spread over a number of different securities with a focus on liquidity and the preservation of capital. Genmab’s marketable securities in USD, DKK, EUR, and GBP as a percentage of total marketable securities were as follows:

	June 30, 2025	December 31, 2024
Percent

USD	75%	76%
DKK	16%	15%
EUR	8%	8%
GBP	1%	1%
Total	100%	100%
As of June 30, 2025, 70% of Genmab’s marketable securities were long-term A rated or higher, or short-term A-1 / P-1 rated compared to 71% as of December 31, 2024.
The table below shows the fair value measurements by level for Genmab’s financial assets measured at fair value through profit or loss:

	June 30, 2025				December 31, 2024
Assets Measured at Fair Value	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Marketable securities	1,603	—	—	1,603	1,574	—	—	1,574
Other investments	8	2	25	35	5	2	25	32
Marketable Securities
All fair values are determined by reference to external sources using unadjusted quoted prices in established markets for Genmab’s marketable securities (Level 1).
Other Investments
Other investments primarily consist of investments in certain strategic investment funds. Genmab’s share of the fair value of these fund investments is determined based on the valuation of the underlying investments included in the fund. Investments in publicly traded equity securities included in these strategic investment funds are valued based at the most recent sale price or official closing price reported on the exchange or over-the-counter market on which they trade, while investments in non-publicly traded equity securities are based on other factors, including but not limited to, type of the security, the size of the holding, the initial cost of the security, the price and extent of public trading in similar securities of the comparable companies, an analysis of the company's or issuer's financial statements and with respect to debt securities, the maturity and creditworthiness. As such, these fund investments have been characterized as Level 3 investments as fair values are based on significant unobservable inputs.

There were no transfers into or out of Level 3 during the first half of 2025 or 2024. Acquisitions (capital calls) and fair value changes on Level 3 investments in 2025 and 2024 were as follows:

Other Investments
Fair value at December 31, 2023	13
Acquisitions	3
Fair value changes	5
Fair value at June 30, 2024	21
Acquisitions	3
Fair value changes	1
Fair value at December 31, 2024	25
Acquisitions	3
Fair value changes	(3)
Fair value at June 30, 2025	25
Refer to Note 4.3 and Note 4.4 in the Annual Report for further details regarding Genmab’s marketable securities and other investments.